Organization and Nature of Operations (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Operations

Nature of Operations

Mid-Con Energy Partners, LP (“we,” “our,” or “us”) is a publicly held Delaware limited partnership that engages in the acquisition, exploitation and development of producing oil and natural gas properties in North America, with a focus on the Mid-Continent region of the United States. Our general partner is Mid-Con Energy GP, LLC, a Delaware limited liability company.

In December 2011, Mid-Con Energy I, LLC and Mid-Con Energy II, LLC (together, “our predecessor”), merged into our wholly owned subsidiary, Mid-Con Energy Properties, LLC.

Basis of Presentation

Basis of Presentation

Our unaudited condensed consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. We believe that the presentations and disclosures herein are adequate to make the information not misleading. The unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the interim periods. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These interim financial statements should be read in conjunction with our Annual Report for the year ended December 31, 2011.

Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2011 and 2010. These financial statements also include the results of our operations, cash flows and changes in equity for the years ended December 31, 2011 and 2010, and for the six months ended December 31, 2009 and the results of operations, cash flows and changes in equity of the Corporation for the year ended June 30, 2009. All intercompany transactions and account balances have been eliminated.

In the reorganization of the Corporation into the LLCs, the majority owner of the Corporation became the majority owner in the LLCs and made additional cash contributions to the LLCs. Therefore, we determined that the reorganization constituted a transaction between entities under common control. In comparison to the purchase method of accounting, whereby the purchase price for the asset acquisition would have been allocated to identifiable assets and liabilities of the LLCs based upon their fair values with any excess treated as goodwill, transfers between entities under common control require that assets and liabilities be recognized by the acquirer at carrying value at the date of transfer, with any difference between the purchase price and the net book value of the assets recognized as an adjustment to equity.

As discussed in Note 1, in addition to the cash contributions from the majority owner, in the reorganization of the Corporation into the LLCs, certain officers and directors of the LLCs purchased Class A Units in consideration of full recourse notes payable to the LLCs (see Note 9.) The LLCs also recognized an increase to equity of approximately $0.5 million related to elimination of deferred tax balances of the Corporation. As limited liability companies, the earnings or losses of the LLCs for federal and some state income tax purposes were included in the tax returns of the individual unitholders of the LLCs.

The merger of the LLCs into Mid-Con Energy Properties, LLC was considered a combination of businesses under common control, and as such the merger was accounted for in a manner similar to a pooling of interests. As a result, the accompanying historical financial statements give retrospective effect to the merger, whereby the assets and liabilities of the LLCs and us are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). We operate oil and natural gas properties as one business segment: the exploration, development and production of oil and natural gas. We evaluate performance based on one business segment, as there are not different economic environments within the operation of the oil and natural gas properties.

Use of estimates

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to those estimates and assumptions include: depletion of oil and gas properties which is determined using estimates of proved oil and gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves and commodity price outlooks. Other significant estimates include, but are not limited to, asset retirement obligations, fair value of business combinations and fair value of derivative financial instruments.

Cash and cash equivalents		Cash and cash equivalents We consider all cash on hand, depository accounts held by banks and money market accounts with an original maturity of three months or less to be cash equivalents.
Accounts receivable

Accounts receivable

Accounts receivable are generated from the sale of oil and natural gas to various customers and our participation with other parties in the drilling, completion and operation of oil and gas wells. We routinely assess the financial strength of our customers and bad debts are recorded based on an account–by–account review after all means of collection have been exhausted, and the potential recovery is considered remote. As of December 31, 2011 and 2010, we did not have any reserves for doubtful accounts, and we did not incur any expenses related to bad debts in any period presented.

Joint interest and oil and gas sales receivables related to these operations are generally unsecured. Accounts receivable for joint interest billings were recorded as amounts billed to customers less an allowance for doubtful accounts. Amounts are considered past due after 30 days. Joint interest operations accounts receivable allowances are determined based on management’s assessment of the creditworthiness of the joint interest owners and our predecessor’s ability to realize the receivables through netting of anticipated future production revenues.

Revenue recognition

Revenue recognition

We follow the sales method of accounting for crude oil and natural gas revenues. Under this method, revenues are recognized based on our share of actual proceeds from oil and gas sold to purchasers. Natural gas revenues would not have been significantly altered for the period presented had the entitlements method of recognizing natural gas revenues been utilized. If reserves are not sufficient to recover natural gas overtake positions, a liability is recorded. We had no significant natural gas imbalances at December 31, 2011 or 2010.

Oil and natural gas properties

Oil and natural gas properties

We utilize the successful efforts method of accounting for our oil and gas properties. Under this method all costs associated with productive wells and nonproductive development wells are capitalized, while nonproductive exploration costs are expensed. Capitalized costs relating to proved properties are depleted using the units-of-production method based on proved reserves on a field basis. The depreciation of capitalized production equipment is based on the units-of-production method using proved developed reserves on a field basis.

Capitalized costs of individual properties abandoned or retired are charged to accumulated depletion, depreciation and amortization. Proceeds from sales of individual properties are credited to property costs. No gain or loss is recognized until the entire amortization base (field) is sold or abandoned.

Costs of significant nonproducing properties and wells in the process of being drilled are excluded from depletion until such time as the proved reserves are established or impairment is determined. Costs of significant development projects are excluded from depreciation until the related project is completed. We capitalize interest, if debt is outstanding, on expenditures for significant development projects until such projects are ready for their intended use. We had no capitalized interest during any of the periods presented.

We review our long-lived assets to be held and used, including proved oil and gas properties accounted for under the successful efforts method of accounting, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. The impairment provision is based on the excess of carrying value over fair value. Fair value is defined as the present value of the estimated future net revenues from production of total proved and risk-adjusted probable and possible oil and gas reserves over the economic life of the reserves based on our expectations of future oil and gas prices and costs. We review our oil and gas properties by amortization base (field) or by individual well for those wells not constituting part of an amortization base.

We recognized approximately $9.2 million and $1.9 million as impairment charges against earnings for the six months ended December 31, 2009 and as of the year ended December 31, 2010, respectively, related to our proved oil and gas properties due to a significant decline in estimated proved and probable reserves values. These non-cash charges are included in the “Impairment of proved oil and gas properties” line item in the accompanying statements of operations. The fair value of the properties was measured by estimated cash flow reported in the audited reserve report. This report was based upon future oil and natural gas prices, which are based on observable inputs adjusted for basis differentials, which are Level 3 inputs in the fair value hierarchy described in Note 4. The fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flow to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of reserves, future operating and development costs, future commodity prices and market-based weighted average cost of capital rate. The underlying commodity prices embedded in our estimated cash flow are the product of a process that begins with New York Mercantile Exchange (“NYMEX”) forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that management believes will impact realizable prices. Furthermore, significant assumptions in valuing the proved reserves included the reserve quantities, anticipated drilling and operating costs, anticipated production taxes, future expected oil and natural gas prices. Cash flow estimates for the impairment testing excluded derivative instruments used to mitigate the risk of lower future oil and natural gas prices. The impairments were caused by below expected performance for some of the waterflood units and other producing properties and revisions to the future expected drilling schedules. These impairments have no impact on our cash flow, liquidity position, or debt covenants. We had no impairments of proved oil and gas properties for the year ended December 31, 2011 and the Corporation had no impairments of proved oil and gas properties for the year ended June 30, 2009.

Unproved oil and gas properties are each periodically assessed for impairment by comparing their costs to their estimated values on a project-by-project basis. The estimated value is affected by the results of exploration activities, future drilling plans, commodity price outlooks, planned future sales or expiration of all or a portion of leases on such projects. If the quantity of potential reserves determined by such evaluations is not sufficient to fully recover the cost invested in each project, we recognize an impairment loss at that time. The Corporation had no abandonments for the year ended June 30, 2009 and we had no abandonments for the period from July 1, 2009 to December 31, 2009. We recognized approximately $0.8 million and $1.4 million as abandonment expenses for the years ended December 31, 2011 and 2010, respectively, related to its unproved oil and gas properties.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update that aligns the oil and natural gas reserve estimation and disclosure requirements of GAAP with the requirements in the final rule, Modernization of the Oil and Gas Reporting Requirements, issued in December 31, 2008 by the United States Securities and Exchange Commission (“SEC”) and effective for fiscal years ending on or after December 31, 2009. The new rules are intended to provide investors with a more meaningful and comprehensive understanding of oil and natural gas reserves, which should help investors evaluate the relative value of oil and natural gas companies. The new rules permit the use of new technologies to determine proved reserves estimates if those technologies have been demonstrated empirically to lead to reliable conclusions about reserve volume estimates. The new rules also allow, but not require, companies to disclose their probable and possible reserves to investors in documents filed with the SEC. In addition, the new disclosure requirements require companies to: (i) report the independence and qualifications of its reserves preparer or auditor; (ii) file reports when a third party is relied upon to prepare reserves estimates or conduct a reserves audit; and (iii) report oil and natural gas reserves using an average price based upon the prior 12-month period rather than a year-end price. We adopted the updated requirements as of December 31, 2009, which had the effect of adding 307 MBoe of proved reserves.

Other property and equipment

Other property and equipment

Other property and equipment is stated at historical cost and is comprised of software, vehicles, office equipment, and field service equipment. Costs incurred for normal repairs and maintenance are charged to expense as incurred, unless they extend the useful life of the asset. Depreciation is calculated using the straight-line method based on estimated useful lives of the assets ranging from three to fifteen years and is included in the accumulated depreciation, depletion and amortization totals. For the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009, depreciation expense related to other property and equipment totaled approximately $0.3 million, $0.6 million and $0.2 million, respectively. The Corporation recorded depreciation expense of $0.2 million for the year ended June 30, 2009. All of the other property and equipment was sold to Mid-Con Energy III, LLC at June 30, 2011.

Asset retirement obligations

Asset retirement obligations

We have obligations under our lease agreements and federal regulations to remove equipment and restore land at the end of oil and natural gas production operations. These asset retirement obligations (“ARO”) are primarily associated with plugging and abandoning wells. Determining the future restoration and removal requires management to make estimates and judgments because most of the removal obligations are many years in the future and contracts and regulations often have vague descriptions of what constitutes removal. Asset removal technologies and costs are constantly changing, as are regulatory, political, environmental, safety and public relations considerations. We are required to record the fair value of a liability for an ARO in the period in which it is incurred with a corresponding increase in the carrying amount of the related long-lived asset. We typically incur this liability upon acquiring or drilling a well. Over time, the liability is accreted each period toward its future value and the capitalized cost is depleted as a component of development costs. Upon settlement of the liability, a gain or loss is recognized to the extent the actual costs differ from the recorded liability.

Inherent to the present value calculation are numerous estimates, assumptions and judgments, including the ultimate settlement amounts, inflation factors, credit adjusted risk-free rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the present value of the abandonment liability, management will make corresponding adjustments to both the ARO and the related oil and natural gas property asset balance. Increases in the discounted retirement obligation liability and related oil and natural gas assets resulting from the passage of time will be reflected as additional accretion and depreciation expense in the statements of operations.

Derivatives and hedging

Derivatives and hedging

We monitor our exposure to various business risks, including commodity price and interest rate risks, and use derivatives to manage the impact of certain of these risks. Our policies do not permit the use of derivatives for speculative purposes. We use energy derivatives for the purpose of mitigating risk resulting from fluctuations in the market price of oil and natural gas. All derivative instruments are recorded on the balance sheet as either assets or liabilities at fair value.

None of our derivatives held during 2010 and 2011 were designated as hedges for financial statement purposes; therefore, the adjustments to fair value are included in net income. Realized and unrealized gains and losses on derivatives are included in cash flow from operating activities.

Inventory

Inventory

Inventory consists primarily of oilfield equipment and is valued at the lower of cost or market. No excess or obsolete reserve has been recorded for the years ended December 31, 2011 and 2010. Our entire inventory was sold to Mid-Con Energy III, LLC at June 30, 2011.

Other revenue and expense, net

Other revenue and expense, net

Prior to June 30, 2011, we received fees for the operation of jointly-owned oil and gas properties and recorded such reimbursements as reductions of other revenue and expense, net. Such fees totaled approximately $2.1 million, $3.1 million and $1.2 million for the years ended December 31, 2011 and 2010, and for the six months ended December 31, 2009, respectively. These fees are now received by our affiliate, Mid-Con Energy Operating, Inc. The Corporation received such fees totaling $1.5 million for the year ended June 30, 2009.

Equity-based compensation

Equity-based compensation

The cost of employee services received in exchange for equity instruments is measured based on the grant-date fair value of compensation expense over the requisite service period (often the vesting period). Awards subject to performance criteria vest when it is probable that the performance criteria will be met. Compensation for these awards is recorded upon vesting, based on their grant-date fair value. Generally, no compensation expense is recognized for equity instruments that do not vest. The equity-based compensation expense was not significant for any periods prior to 2011. We recorded equity-based compensation expense of $1.7 million for the year ended December 31, 2011.

Treasury stock

Treasury stock

The Corporation recorded treasury stock purchased at cost. Upon reissuance, the cost of treasury stock was reduced by the average price per share of the aggregated treasury shares held. During the years ended June 30, 2009, the Corporation did not retire any treasury stock.

Income taxes

Income taxes

We are a partnership that is not taxable for federal income tax purposes. As such, we do not directly pay federal income tax. As appropriate, our taxable income or loss is includable in the federal income tax returns of our partners. Earnings or losses for financial statement purposes may differ significantly from those reported to the individual unitholders for income tax purposes as a result of differences between the tax basis and financial reporting basis of assets and liabilities.

We evaluate uncertain tax positions for recognition and measurement in the financial statements. To recognize a tax position, we determine whether it is more likely than not that the tax positions will be sustained upon examination, including resolution of any related appeals or litigation, based on the technical merits of the position. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit to be recognized in the financial statements. The amount of tax benefit recognized with respect to any tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement. We have no uncertain tax positions that require recognition in the financial statements at December 31, 2011 or 2010. Any interest or penalties would be recognized as a component of income tax expense.

The Corporation accounted for income taxes in accordance with the asset and liability method under which deferred tax assets and liabilities were recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities were measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences were expected to be recovered or settled. The effect of deferred tax assets and liabilities of a change in tax rate was recognized in income in the period that included the enactment date.

Net income per limited partner unit

Net income per limited partner unit

Net income per limited partner unit is determined by dividing net income available to the limited partners, after deducting the general partner’s interest in net income, by the weighted average number of limited partner units outstanding for the period.

Business segment reporting

Business segment reporting

We operate in one reportable segment engaged in the development, exploitation and production of oil and natural gas properties. All of our operations are located in the United States.

New accounting pronouncements

New accounting pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurement and Disclosures (Topic 820), which provides amendments to Topic 820. This amendment provides guidance that clarifies and requires new disclosures about fair value measurements. The clarifications and requirement to disclose the amounts and reasons for significant transfers between Level 1 and Level 2, as well as significant transfers in and out of Level 3 of the fair value hierarchy, were adopted by us in 2010. Note 4 — Fair Value Measurements reflects the amended disclosure requirements. The new guidance also requires that purchases, sales, issuances, and settlements be presented on a gross basis in the Level 3 reconciliation and that requirement is effective for fiscal years beginning after December 15, 2009 and for interim periods within those years, with early adoption permitted. Since this new guidance only amends the disclosures requirements, it did not impact our operating results, financial position or cash flow.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. This amendment affects all entities that have financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendment requires an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. The provisions of this amendment are applicable to annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. We plan to adopt this update on January 1, 2013 and do not expect this update to have a significant impact on the consolidated financial statements.

No other new accounting pronouncements issued or effective during the year ended December 31, 2011 had or are expected to have a material impact on our unaudited condensed financial statements.